Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue (unaudited)	Typical	At a point in time 6 months ended June 30,		Over time 6 months ended June 30,		Total 6 months ended June 30,
USD’000	payment	2026	2025	2026	2025	2026	2025
Semiconductors segment
Secure chips	Upon delivery	8,436	4,710	-	-	8,436	4,710
Certificates	Upon issuance	140	108	27	7	167	115
Total Semiconductors segment		8,576	4,818	27	7	8,603	4,825
ASIC segment
ASIC Design	Milestone based	-	-	2,500	-	2,500	-
ASIC Production	Upon delivery	4	-	-	-	4	-
Total ASIC segment		4	-	2,500	-	2,504	-
Total Non-reportable segments		20	126	307	342	327	468
Total Revenue		8,600	4,944	2,834	349	11,434	5,293

Schedule of Disaggregated by Geography Areas

The following table shows the Group’s revenues disaggregated by geography, based on its customers’ billing addresses:

Revenue by region	Unaudited 6 months ended June 30,
USD’000	2026	2025
Semiconductors segment
Switzerland	355	169
Rest of EMEA	1,413	683
North America	4,953	3,083
Asia Pacific	1,882	795
Latin America	-	95
Total Semiconductors segment	8,603	4,825
ASIC segment
Switzerland	111	-
Europe, Middle East and Africa	1,782	-
North America	607	-
Asia Pacific	4	-
Total ASIC segment	2,504	-
Total Non-reportable segments	327	468
Total net sales	11,434	5,293

Schedule of Contract Assets Deferred Revenue and Contract Liability

Contract assets, deferred revenue and contract liability consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Trade accounts receivables
Trade accounts receivable - Semiconductors segment	3,518	3,282
Trade accounts receivable - ASIC segment	1,405	986
Trade accounts receivable – Non-reportable segments	743	599
Total trade accounts receivables	5,666	4,867
Contract assets - ASIC segment	-	451
Contract assets – Non-reportable segments	-	16
Total contract assets	-	467
Customer contract liabilities – Semiconductors segment	1,184	4
Customer contract liabilities – ASIC segment	328	1,596
Customer contract liabilities – Non-reportable segments	125	173
Total contract liabilities	1,637	1,773
Deferred revenue
Deferred revenue - Semiconductors segment	36	21
Deferred revenue - ASIC segment	1,756	4
Deferred revenue - Non-reportable segments	363	81
Total deferred revenue	2,155	106
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	43	79

Schedule of Estimated Revenue from Remaining Performance Obligations	The Group expects to recognize this revenue in 2026, 2027 and 2028, as follows:

Estimated revenue from remaining performance obligations as of June 30, 2026 (USD’000)	Total
2026	2,700
2027	264
2028	828
Total remaining performance obligation	3,792